REVENUES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenues
Contract liabilities	$ 36,399	$ 42,797
Contract liabilities, revenue recognized	10,688
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenues
Transaction price of remaining performance obligation	$ 56,814
Recognized revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Revenues
Transaction price of remaining performance obligation	$ 52,024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01 | Minimum
Revenues
Recognized revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01 | Maximum
Revenues
Recognized revenue	10 years